IFRS 18 Presentation and Disclosure in Financial Statements - Core Profit attributable to owners of parent (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,106	$ 43,866	$ 37,543
Distribution expense	(579)	(555)	(539)
Research and development expense	(14,232)	(13,583)	(10,935)
Other operating income and expense	381	252	1,340
Taxation	(2,169)	(1,650)	(938)
Profit attributable to owners of the parent	10,225	7,035	5,955
Profit attributable to non-controlling interests	$ 8	$ 6	$ 6
Basic earnings per share	$ 6.6	$ 4.54	$ 3.84
Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,115
Distribution expense	(579)
Research and development expense	(14,232)
Selling and marketing expense	(12,529)
General and administrative expense	(7,404)
Other operating income and expense	394
Net investing	336
Finance expense	(1,699)
Taxation	(2,169)
Profit attributable to non-controlling interests	(8)
Profit attributable to owners of the parent	$ 10,225
Basic earnings per share	$ 6.6
Restructuring costs | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ (138)
Research and development expense	171
Selling and marketing expense	40
General and administrative expense	169
Other operating income and expense	(5)
Taxation	(68)
Profit attributable to owners of the parent	$ 169
Basic earnings per share	$ 0.11
Intangible amortisation and impairments | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 32
Research and development expense	236
General and administrative expense	4,059
Taxation	(825)
Profit attributable to owners of the parent	$ 3,502
Basic earnings per share	$ 2.26
Other | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 30
Research and development expense	3
Selling and marketing expense	1
General and administrative expense	130
Other operating income and expense	7
Finance expense	242
Taxation	(108)
Profit attributable to owners of the parent	$ 305
Basic earnings per share	$ 0.19
Value of management-defined performance measure | Core Profit attributable to owners of the parent | Expected IFRS 18 presentation | IFRS 18
Disclosure of reconciliation of management-defined performance measures [line items]
Gross profit	$ 48,039
Distribution expense	(579)
Research and development expense	(13,822)
Selling and marketing expense	(12,488)
General and administrative expense	(3,046)
Other operating income and expense	396
Net investing	336
Finance expense	(1,457)
Taxation	(3,170)
Profit attributable to non-controlling interests	(8)
Profit attributable to owners of the parent	$ 14,201
Basic earnings per share	$ 9.16